October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Quality Trust (BYM)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 8.2%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,173,726
Series A, 5.25%, 05/01/55	1,385	1,519,942
Series A, 5.25%, 05/01/56	1,400	1,458,769
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,146,609
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	6,980	7,844,300
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	3,140	3,400,997
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	3,915	4,191,065
Series B, 5.00%, 01/01/54	755	805,005
Series B, 5.25%, 03/01/55	1,100	1,184,728
		25,725,141
Arizona — 2.2%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	725	659,479
Series A, 5.00%, 07/01/49	690	626,529
Series A, 5.00%, 07/01/54	530	471,558
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	1,510	1,546,949
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	897,496
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	685	633,831
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (GNMA), 6.50%, 03/01/55	1,525	1,701,791
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	360	342,787
		6,880,420
California — 7.1%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	475	471,316
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(c)	10,100	10,682,097
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	101,627
Hartnell Community College District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	2,000	1,287,576
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(e)	1,580	1,593,550
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,193,771
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(d)	10,000	6,911,497
		22,241,434
Colorado — 0.1%
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	315	320,177
Security	Par (000)	Value
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	$1,170	$ 1,100,222
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC, HUD SECT 8), 4.50%, 02/01/42	940	973,226
		2,073,448
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	772,932
Series A, 5.00%, 07/01/53	1,810	1,683,968
		2,456,900
District of Columbia — 3.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	720	759,125
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	6,695	6,904,893
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,985	2,107,880
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,210	1,277,721
		11,049,619
Florida — 5.9%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	534,160
Series A, 5.50%, 06/01/57	220	191,799
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	1,800	1,865,660
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	3,635	3,373,164
Escambia County Health Facilities Authority, Refunding RB, 5.00%, 08/15/40	1,050	1,071,905
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)(f)(g)	340	321,366
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,745	1,748,280
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	465	496,293
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	274,337
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,101,055
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	435,547
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,921,078
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	540	543,058
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	270	270,820
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	810	833,443
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	260	254,955
4.13%, 05/01/38	260	252,063
		18,488,983

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 1.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	$245	$ 160,744
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,616,935
		4,777,679
Idaho — 1.2%
Idaho Housing & Finance Association, RB
(GTD), 5.50%, 05/01/57	1,510	1,541,473
Series A, 5.00%, 08/15/48	2,015	2,144,024
		3,685,497
Illinois — 7.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,630,277
Series A, 5.00%, 12/01/40	1,540	1,489,391
Series A, 6.25%, 12/01/50	740	773,562
Chicago Board of Education, Refunding GO, Series B, 12/01/43(h)	440	458,662
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,290	1,350,206
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	3,220	3,418,822
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,938,718
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,026,271
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	667,052
State of Illinois, GO
5.50%, 05/01/39	1,840	1,970,440
Series B, 5.25%, 05/01/44	1,360	1,438,534
Series F, 5.25%, 09/01/48	815	847,525
		23,009,460
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	820	884,676
Series C, 5.25%, 10/01/47	285	306,643
		1,191,319
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,279,609
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	2,540	2,559,022
		3,838,631
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	2,000	2,087,971
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,330	2,327,533
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,640	1,704,564
		4,032,097
Maryland — 0.4%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	1,380	1,363,402
Security	Par (000)	Value
Massachusetts — 3.3%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	$1,970	$ 1,793,893
Series A, 5.00%, 01/01/47	2,350	2,286,321
Massachusetts Development Finance Agency, Refunding RB
(AGM), 5.50%, 07/01/50	2,740	2,963,120
(AGM-CR), 5.50%, 07/01/55	1,640	1,772,079
(AGM), 5.50%, 07/01/55	1,465	1,593,777
		10,409,190
Michigan — 0.4%
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,145	1,226,423
Mississippi — 0.2%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	495	510,226
Missouri — 0.3%
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	894	907,921
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	175	173,516
		1,081,437
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,009,744
Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,080	918,159
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	400	411,704
5.00%, 07/01/45	530	533,477
		1,863,340
New Hampshire — 2.8%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40(a)	199	199,110
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	468	465,868
Series A, Sustainability Bonds, 5.50%, 06/01/55	3,130	3,292,664
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	705	735,992
Series 2025, Subordinate, 5.15%, 09/28/37	1,120	1,132,906
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,757	1,752,253
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(a)	1,335	1,313,918
		8,892,711
New Jersey — 5.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	519,858
New Jersey Transportation Trust Fund Authority, RB, Series BB, 4.00%, 06/15/50	3,000	2,737,011
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	4,050	2,853,382
Series A, 0.00%, 12/15/38	5,845	3,536,113
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,385	1,489,344
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$820	$ 811,166
Series A, 5.25%, 06/01/46	2,055	2,060,205
Sub-Series B, 5.00%, 06/01/46	3,810	3,709,561
		17,716,640
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	169,948
New York — 5.3%
City of New York, GO, Series G-1, 5.25%, 02/01/53	255	271,735
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,167,955
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	310	331,925
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,522,952
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,237,883
Series B, Subordinate, 5.00%, 05/01/46	1,520	1,598,114
Series E, Subordinate, 5.00%, 11/01/53	925	962,219
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	550,530
New York State Dormitory Authority, Refunding RB, Class A, 5.25%, 05/01/54	2,750	2,863,918
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,056,027
Series A, 4.25%, 05/15/58	1,000	958,829
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	230	236,172
		16,758,259
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	110	110,794
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	272,511
Series C, Sustainability Bonds, 6.25%, 01/01/55	550	613,419
		885,930
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,515	2,107,669
County of Cuyahoga Ohio, Refunding RB, 5.00%, 02/15/42	1,805	1,805,827
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,679,432
		6,592,928
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,090,314
Oregon — 0.9%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (GTD), 0.00%, 06/15/27(c)	120	70,212
Security	Par (000)	Value
Oregon (continued)
Clackamas County School District No. 12 North Clackamas, GO, CAB(d) (continued)
Series A, (GTD), 0.00%, 06/15/38	$995	$ 565,132
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	2,290	2,310,370
		2,945,714
Pennsylvania — 4.8%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	180,390
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,542,989
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	900	978,347
Series B-1, (AGM), 5.00%, 11/01/51	1,085	1,121,190
Pennsylvania Housing Finance Agency, RB, Series 2024- 26FN, Class PT, 4.63%, 02/01/42	1,785	1,861,543
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	4,390	4,409,726
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,964,497
		15,058,682
Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,577	4,327,563
Series A-1, Restructured, 5.00%, 07/01/58	7,050	6,847,247
Series A-2, Restructured, 4.78%, 07/01/58	349	328,198
Series A-2, Restructured, 4.33%, 07/01/40	935	906,478
Series B-1, Restructured, 4.75%, 07/01/53	391	369,691
Series B-2, Restructured, 4.78%, 07/01/58	520	489,006
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,635	1,265,098
		14,533,281
South Carolina — 3.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	6,201,702
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	1,095	907,798
7.50%, 08/15/62(b)	505	451,056
Series A, 5.50%, 11/01/50	540	575,612
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,546,464
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	900	938,260
		10,620,892
Tennessee — 4.4%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	490	517,984
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	2,465	2,383,747

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	$805	$ 857,514
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,707,881
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,761,410
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,108,759
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, Sustainability Bonds, 4.35%, 01/01/48	2,500	2,450,807
		13,788,102
Texas — 20.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	530	265,000
7.88%, 11/01/62	450	270,000
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	2,285	2,352,555
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,007,435
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	820	864,657
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	475	508,731
Series A, 4.13%, 03/01/51	1,775	1,646,620
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/43	810	872,804
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(d)	10,030	8,643,302
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	805	756,270
Series A, 1st Lien, 4.00%, 08/15/54	575	529,113
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	340	337,185
County of Harris Texas, Refunding GOL, (NPFGC), 0.00%, 08/15/28(d)	10,915	10,030,468
Crowley Independent School District, GO, (PSF), 4.25%, 02/01/53	310	301,232
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	745	701,494
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(e)	2,365	2,505,336
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	2,840	2,618,095
Hidalgo County Regional Mobility Authority, RB, CAB(d)
Series A, 0.00%, 12/01/42	500	221,138
Series A, 0.00%, 12/01/43	1,000	411,915
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,715	1,813,177
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	3,055	3,188,678
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	380	370,884
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	2,900	2,947,330
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	2,340	1,419,136
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.00%, 08/15/50	$580	$ 493,169
Series A, 5.00%, 08/15/51	1,535	1,444,491
North Texas Tollway Authority, RB(c)
Series B, 0.00%, 09/01/31(d)	1,975	1,059,648
Series C, Convertible, 6.75%, 09/01/31(e)	2,500	3,042,583
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,831,790
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	885	945,477
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	410,430
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	575	580,688
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	325	321,586
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	1,725	1,613,608
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	292,656
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	562,686
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,695	1,554,746
Texas Water Development Board, RB, 4.75%, 10/15/55	1,960	1,986,870
		63,722,983
Utah — 0.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	180	181,824
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	830	894,070
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	295	317,534
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	450	393,480
		1,786,908
Virginia — 3.2%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	1,595	1,469,340
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,643,695
Class A, 5.00%, 10/01/52	1,170	1,176,325
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	845	879,732
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,026,556
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	518,422
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	100	100,704
Series E-2, 4.55%, 10/01/49	230	230,466
		10,045,240
Washington — 0.7%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	410	423,619
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	$1,185	$ 1,258,483
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/01/50(a)	442	432,371
		2,114,473
Wisconsin — 1.5%
Public Finance Authority, RB(b)
Class A, 5.00%, 06/15/51	305	251,605
Class A, 5.00%, 06/15/56	400	323,571
Series A, 5.00%, 07/01/55	395	338,964
Series A-1, 4.50%, 01/01/35	600	587,504
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	265	272,696
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	440,577
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,561,867
		4,776,784
Total Municipal Bonds — 108.7% (Cost: $329,349,762)		341,933,121
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.2%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	11,098,386
Series C-1, 5.25%, 02/01/53	5,020	5,351,783
		16,450,169
District of Columbia — 3.9%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	5,840	6,168,320
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,141,311
		12,309,631
Florida — 2.4%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,642,694
Georgia — 3.2%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	9,757	10,220,374
Illinois — 2.0%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	6,000	6,182,430
Indiana — 3.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,756,461
Maryland — 2.0%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	6,014	6,257,257
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,000	10,456,570
Security	Par (000)	Value
Nevada — 3.2%
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	$9,500	$ 9,942,853
New York — 21.6%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,342,373
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,154,278
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D, 5.00%, 05/01/50(j)	10,000	10,432,663
New York City Transitional Finance Authority, RB, 5.00%, 05/01/47	8,480	8,926,994
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/53(j)	3,973	4,146,958
Series C, 4.00%, 07/01/49	8,955	8,269,384
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	12,685	13,025,391
Series C, 5.25%, 05/15/52(j)	4,340	4,555,579
		67,853,620
South Carolina — 3.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)	10,000	10,876,204
Texas — 1.2%
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	3,660	3,891,808
Washington — 3.4%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,535,937
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.0% (Cost: $177,914,384)		182,376,008
Total Long-Term Investments — 166.7% (Cost: $507,264,146)		524,309,129

	Shares
Short-Term Securities
	Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	5,750,432	5,751,007
	Total Short-Term Securities — 1.9% (Cost: $5,750,964)	5,751,007
	Total Investments — 168.6% (Cost: $513,015,110)	530,060,136
	Other Assets Less Liabilities — 1.3%	4,478,405
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.9)%	(122,466,949)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.0)%	(97,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 314,471,592

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 1, 2029 to June 1, 2043, is $42,883,657.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,897,815	$ 2,853,193 (a)	$ —	$ —	$ (1)	$ 5,751,007	5,750,432	$ 33,451	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 341,933,121	$ —	$ 341,933,121
Municipal Bonds Transferred to Tender Option Bond Trusts	—	182,376,008	—	182,376,008
Short-Term Securities
Money Market Funds	5,751,007	—	—	5,751,007
	$5,751,007	$524,309,129	$—	$530,060,136
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(121,843,531)	$—	$(121,843,531)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(219,443,531)	$—	$(219,443,531)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds